Taxation - Schedule of Movements of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movements of Valuation Allowance [Abstract]
Balance at the beginning of the year	¥ 159,513	¥ 145,788	¥ 134,534
Allowance made during the year	32,703	16,392	16,910
Reduction due to unrealized NOLs and adjustments	(20,581)	(2,667)	(5,656)
Decrease due to disposal of subsidiaries
Balance at end of year	¥ 171,635	¥ 159,513	¥ 145,788